Stock Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, beginning balance	3,775,000	3,175,000
Number of options, granted	2,693,648	600,000
Number of options, forfeited	(2,158,213)
Number of options, ending balance	4,310,435	3,775,000	3,175,000
Weighted Average Exercise Price, balance	$ 26.02	$ 26.02
Weighted Average Exercise Price, granted	18.40	26.02
Weighted Average Exercise Price, forfeited	26.34
Weighted Average Exercise Price, balance	$ 21.08	$ 26.02	$ 26.02
Remaining Contractual Life, outstanding	4 years	5 years	6 years